Revenue Recognition	6 Months Ended
Jun. 30, 2022
Revenue Recognition [Abstract]
REVENUE RECOGNITION
NOTE 12:-	REVENUE RECOGNITION

Revenue disaggregated by revenue source for the six months ended June 30, 2022 and 2021, consisted of the following:

	Six months ended June 30,
	2022	2021

Systems	$78,198	$89,298
Ink and consumables	41,882	40,823
Services	11,404	9,160
Service contracts and software subscriptions	9,945	8,508

Total revenue	$141,429	$147,789

The following table presents revenue disaggregated by geography based on customer location:

	Six months ended June 30,
	2022	2021

U.S	$70,992	$98,310
EMEA	48,583	33,526
Asia Pacific	13,473	10,815
Other	8,381	5,138

Total revenue	$141,429	$147,789

Performance obligations represent contracted revenues that have not yet been recognized, which include deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The Company elected to apply the optional exemption under paragraph 606-10-50-14(a) (of ASC Topic 606) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

The following table represents the remaining performance obligations as of June 30, 2022, which are expected to be satisfied and recognized in future periods:

	Remainder of 2022	2023	2024 and thereafter
Services	3,873	1,429	235

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $3,768 and $5,564 as of June 30, 2022 and December 31, 2021, respectively, and are presented under deferred revenues and advances from customers. During the six months ended June 30, 2022, the Company recognized $1,583 that was included in the deferred revenues balance on January 1, 2022.

Provision for returns amounted to $1,749 and $2,178 as of June 30, 2022 and December 31, 2021, respectively.